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The UBS Funds

Prospectus Supplement

June 29, 2007

Dear Investor,

The purpose of this  supplement is to update the  prospectuses  of the series of
The UBS Funds as follows:

1.   The existing  waiver of Class A front-end  sales  charges for the following group of persons is deleted from the  sub-section  "Class A front-end sales charge waivers" in the "Sales charge waivers for Class A, Class B and Class
     C shares" section of each prospectus:

     "A UBS Financial  Services Inc. Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

          o    you  were  the  Financial   Advisor's  client  at  the  competing
               brokerage firm;

          o    within 90 days of buying  shares in the Fund,  you sell shares of one or more mutual funds that were  principally  underwritten  by the competing  brokerage firm or its  affiliates,  and you either paid  a  sales  charge  to buy  those  shares,  pay a  contingent deferred  sales  charge when  selling  them or held those  shares until the contingent deferred sales charge was waived; and

          o    you  purchase an amount that does not exceed the total  amount of money you received from the sale of the other mutual fund."

2.   Effective on July 1, 2007,  Thomas Madsen,  the lead portfolio  manager for the UBS Global Equity Fund and the UBS  International  Equity Fund, will be replaced by Bruno Bertocci and Ilario Di Bon, respectively.  Therefore,  on page 108 of the  Prospectus,  the section  entitled "UBS Global Equity Fund and UBS International  Equity Fund" under the heading  "Management" and the sub-heading  "Portfolio  management"  is  replaced  in its  entirety by the following:

     UBS Global Equity Fund

     Bruno Bertocci is the portfolio  manager for the UBS Global Equity Fund. He is responsible for the day-to-day  management of the Fund's portfolio.  Mr.
     Bertocci has access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are  attractively  valued.  Mr. Bertocci works closely with the analysts to decide how to structure the UBS Global Equity Fund.  Information  about Mr.
     Bertocci is provided below.

     Bruno Bertocci is a Managing  Director at UBS Global Asset Management and a
     member of the Global Equity  Portfolio  Management  team. Mr.  Bertocci has been an investment professional with UBS Global Asset Management since 1998 and portfolio manager of the Fund since 2007.

     UBS International Equity Fund

     Ilario Di Bon is the  portfolio  manager for the UBS  International  Equity
     Fund.  He is  responsible  for  the  day-to-day  management  of the  Fund's portfolio. Mr. Di Bon has access to global analysts who are responsible for researching,  projecting  cash flow and  providing a basis for  determining which securities are attractively valued. Mr. Di Bon works closely with the analysts to decide how to  structure  the UBS  International  Equity  Fund.
     Information about Mr. Di Bon is provided below.

     Ilario Di Bon is an Executive Director at UBS Global Asset Management and a
     member of the Global Equity Portfolio  Management team. Mr. Di Bon has been an investment  professional with UBS Global Asset Management since 2000 and portfolio manager of the Fund since 2007.

In addition,  John Penicook,  the lead portfolio  manager for the UBS High Yield
Fund,  will be replaced by Thomas Haag effective on July 1, 2007.  John Penicook will remain as the lead portfolio  manager of the UBS Absolute Return Bond Fund, the UBS Global Bond Fund and the UBS U.S. Bond Fund.  Therefore,  all references to John  Penicook  as the lead  portfolio  manager of the UBS High Yield Fund on page 111 of the  prospectus  are  deleted  and the  following  information  with respect  to  Thomas  Haag  is  added  under  the  heading  "Management"  and the sub-heading "Portfolio management:"

     UBS High Yield Fund

     Thomas Haag is the lead portfolio  manager for the UBS High Yield Fund. Mr.
     Haag has access to members of the Fixed-income  investment management team, each of whom is allocated a specified  portion of the portfolio  over which he or she has independent  responsibility for research,  security selection and portfolio construction. The team members also have access to additional portfolio  managers  and  analysts  within the  various  asset  classes and markets in which the Fund invests.  Mr. Haag, as lead portfolio manager and coordinator for management of the Fund, has  responsibility  for allocating the Fund's portfolio among the various managers and analysts,  occasionally implementing  trades  on  behalf  of the team  and  reviewing  the  overall composition  of the  portfolio  to ensure  its  compliance  with its stated
     investment  objectives  and  strategies.  Information  about  Mr.  Haag  is provided below.

     Thomas Haag is an Executive  Director and Senior  Portfolio  Manager at UBS
     Global Asset Management since 2007. Prior to that, Mr. Haag was a portfolio manager of fixed income at Seneca Capital Management from 2002 to 2007. Mr.
     Haag has been portfolio manager of the Fund since 2007.

3.   Effective on July 1, 2007,  the Board of Trustees of The UBS Funds approved an  additional  breakpoint  for the UBS  Dynamic  Alpha  Fund's  investment advisory fee breakpoint schedule for assets above $4 billion. Therefore, on page 112 of the Prospectus,  the information  pertaining to the UBS Dynamic
     Alpha Fund under the heading  "Management"  and the  sub-heading  "Advisory fees" is replaced in its entirety by the following:

                                   Effective advisory fee
Fund                               as of June 30, 2006:                    Advisory fee breakpoint schedule

UBS Dynamic Alpha Fund* .........  0.79%                         Assets under management                   Fee
                                                                 $0 - $500 million                         0.850%
                                                                 On the next $500 million - $1 billion     0.800%
                                                                 On the next $1 billion - $1.5 billion     0.750%
                                                                 On the next $1.5 billion - $2 billion     0.725%
                                                                 On the next $2 billion - $4 billion       0.700%
                                                                 Above $4 billion                          0.680%

*    Effective  July 1, 2007,  the Board  approved an additional  breakpoint for assets above $4 billion for UBS Dynamic  Alpha Fund's  investment  advisory fee breakpoint schedule.

PLEASE BE SURE TO RETAIN THIS IMPORTANT  INFORMATION  WITH YOUR PROSPECTUS DATED
OCTOBER 28, 2006.

Item # ZS305

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The UBS Funds

Statement of Additional Information Supplement

June 29, 2007

Dear Investor,

The  purpose  of this  supplement  is to update  the  statements  of  additional information ("SAIs") of the series of The UBS Funds as follows:

1.   The fifth paragraph under the heading  "Investments  relating to all Funds"
     and the  sub-heading  "Futures"  of each SAI is replaced in its entirety by the following:

     While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Futures contracts can be terminated by entering into offsetting transactions. In addition, a Fund may invest in futures contacts that are contractually required to be "cash-settled," rather than requiring the delivery of the securities.  The Fund will cover its obligations  under the futures  transactions  in which it  participates  by either (i) holding offsetting positions that appropriately equal the daily market value of the
     Fund's  position in the futures  contract  (less the initial margin and any variation  margins deposited with an FCM); or (ii) accruing such amounts on a daily  basis and  maintaining  Segregated  Assets  to cover  the  futures contract.  With  respect to a futures  contract  that is not  contractually required  to  "cash-settle,"  a  Fund  must  cover  its  open  position  by maintaining Segregated Assets equal to the contract's full, notional value.
     However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually  required to "cash-settle" a Fund is permitted  to maintain  Segregated  Assets in an amount equal to the Fund's daily  marked-to-market  (net)  obligation  (i.e.,  the  Fund's  daily  net liability if any) rather than the notional  value.  By setting aside assets equal to only its net obligation under cash-settled future contracts a Fund will have the ability to employ  leverage  to a greater  extent than if the
     Fund were required to segregate  assets equal to the full notional value of such contracts.

2.   In addition,  the third paragraph under the  sub-heading  "Forward  foreign currency  contracts"  of  each  SAI  is  replaced  in its  entirety  by the following:

     A Fund will only enter into forward  contracts to sell,  for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent  that the value of the short  forward  contract is covered by the underlying value of securities  denominated in the currency being sold.
     Alternatively,  when a Fund enters into a non-cash settled forward contract
     to  sell  an  amount  of  foreign   currency,   the  Fund's   custodian  or
     sub-custodian  will place Segregated Assets in a segregated  account of the
     Fund in an amount equal to the contracts'  full,  notional value.  However, currency  contracts  with  respect to  identical  currencies  may be netted
     against   each  other  and,  in  such  cases,   the  Fund's   custodian  or
     sub-custodian  will place Segregated Assets in a segregated  account of the
     Fund in an amount equal to the net amount owed (the unrealized loss) by the
     Fund.

3.   The second  paragraph under the sub-heading  "Non-deliverable  forwards" of each SAI is replaced in its entirety by the following:

     When a Fund enters into a non-deliverable  forward transaction,  the Fund's custodian  will maintain  Segregated  Assets in an amount not less than the value of the Fund's  unrealized  loss under  such  non-deliverable  forward transaction.  If the additional  Segregated  Assets decline in value or the amount of the Fund's  commitment  increases  because of changes in currency rates,  additional  cash or  securities  will be  designated  as Segregated
     Assets on a daily  basis so that the value of the  account  will  equal the amount of the  Fund's  unrealized  loss under the  non-deliverable  forward agreement.

4.   Effective on July 1, 2007,  Thomas Madsen,  the lead portfolio  manager for the UBS Global Equity Fund and the UBS  International  Equity Fund, will be replaced by Bruno Bertocci and Ilario Di Bon, respectively.  Therefore,  on page 66 of the SAI, the information presented with respect to Thomas Madsen under the heading "Investment  advisory,  principal  underwriting and other service arrangements" and the sub-heading  "Portfolio managers" is replaced in its entirety by the following:

                                         Registered investment      Other pooled investment               Other Accounts
                                               companies                    vehicles

                                                Assets managed                 Assets managed                   Asset managed
Portfolio Manager (Funds managed)      Number    (in millions)       Number     (in millions)         Number    (in millions)

Bruno Bertocci (c)
(UBS Global Equity Fund)............     1           $460              12          $990                 6           $2,614
Ilario Di Bon(c)
(UBS International Equity Fund)....      3           $418              43          $8,861*              10          $2,853

     (c)  The  information  presented for Bruno Bertocci and Ilario Di Bon is as of March 31, 2007.

     *    One of these accounts with  approximately  $16 million has an advisory fee based upon the performance of the account.

Also,  John Penicook,  the lead  portfolio  manager for the UBS High Yield Fund, will be replaced by Thomas Haag  effective on July 1, 2007.  John  Penicook will remain as the lead portfolio  manager of the UBS Absolute  Return Bond Fund, the
UBS Global Bond Fund and the UBS U.S. Bond Fund.  Therefore,  all  references to
John  Penicook  as the lead  portfolio  manager  of the UBS High  Yield Fund are deleted from the SAI and the following  information  with respect to Thomas Haag is added under the Heading  "Investment  advisory,  principal  underwriting  and other service arrangements" and the sub-heading "Portfolio managers:"

                                         Registered investment         Other pooled investment             Other accounts
                                               companies                       vehicles

Portfolio Manager (Funds managed)       Number     Assets managed       Number    Assets managed       Number    Assets managed
Thomas Haag (d)
(UBS High Yield Fund)..............       4         $732,682,896          23      $1,348,377,200         2         $706,708

     (d)  The information presented for Thomas Haag is as of March 31, 2007.

In addition,  on page 69 of the SAI, the  information  presented with respect to
Thomas Madsen under the Heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading  "Portfolio managers" is deleted in its entirety and the  following  information  is added into the table on page
69:

Portfolio Manager/Fund*                           Range of shares owned**

Bruno Bertocci
UBS Global Equity Fund...........................  None

Ilario Di Bon
UBS International Equity Fund....................  None

Thomas Haag
UBS High Yield Fund..............................  None

5.   Effective on July 1, 2007,  the Board of Trustees of The UBS Funds approved an  additional  breakpoint  for the UBS  Dynamic  Alpha  Fund's  investment advisory fee breakpoint schedule for assets above $4 billion. Therefore, on page 62 of the SAI, the  information  pertaining  to the UBS Dynamic  Alpha
     Fund under the heading  "Investment  advisory,  principal  underwriting and other service  arrangements"  and the sub-heading  "Advisor" is replaced in its entirety by the following:

Fund                       Assets under management                       Fee
UBS Dynamic Alpha Fund     $0 - $500 million                             0.850%
                           On the next $500 million - $1 billion         0.800%
                           On the next $1 billion - $1.5 billion         0.750%
                           On the next $1.5 billion - $2 billion         0.725%
                           On the next $2 billion - $4 billion           0.700%
                           Above $4 billion                              0.680%

PLEASE BE SURE TO RETAIN  THIS  IMPORTANT  INFORMATION  WITH YOUR  STATEMENT  OF
ADDITIONAL INFORMATION DATED OCTOBER 28, 2006.

Item # ZS306